Loans - Aging of Recorded Investment in Past Due Loans(Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		$ 26,591		$ 24,505
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		24,050	[1]	42,383	[2]
Total past due		50,641		66,888
Total current (2)		5,236,189		5,015,436
Recorded Investment		5,286,830		5,082,324
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		371		670
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		4,113	[1]	7,536	[2]
Total past due		4,484		8,206
Total current (2)		993,693		950,958
Recorded Investment	[3]	998,177		959,164
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		355		142
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		2,499	[1]	530	[2]
Total past due		2,854		672
Total current (2)		1,157,010		1,116,940
Recorded Investment	[3]	1,159,864		1,117,612
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment		189,466		173,762
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	[2]			2,044
Total past due				2,044
Recorded Investment				2,044
Remaining commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days				165
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		541	[1]	84	[2]
Total past due		541		249
Total current (2)		135,200		128,118
Recorded Investment		135,741		128,367
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		559		63
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	[2]			7
Total past due		559		70
Total current (2)		48,246		36,727
Recorded Investment		48,805		36,797
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		223		200
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		64	[1]	46	[2]
Total past due		287		246
Total current (2)		4,633		6,308
Recorded Investment		4,920		6,554
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		330		325
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		3,631	[1]	19,521	[2]
Total past due		3,961		19,846
Total current (2)		403,666		391,739
Recorded Investment		407,627		411,585
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		10,854		10,569
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		9,769	[1]	8,735	[2]
Total past due		20,623		19,304
Total current (2)		1,150,331		1,192,984
Recorded Investment		1,170,954		1,212,288
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		970		487
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		1,020	[1]	186	[2]
Total past due		1,990		673
Total current (2)		211,304		211,511
Recorded Investment		213,294		212,184
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		350		426
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		319	[1]	318	[2]
Total past due		669		744
Total current (2)		19,272		21,972
Recorded Investment		19,941		22,716
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		12,579		11,458
Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)		2,094	[1]	3,376	[2]
Total past due		14,673		14,834
Total current (2)		1,109,562		955,309
Recorded Investment		1,124,235		970,143
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current (2)		3,272		2,870
Recorded Investment		$ 3,272		$ 2,870

[1]	(1) Includes an aggregate of $2.1 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.(2) Includes an aggregate of $65.9 million of nonaccrual loans which are current in regards to contractual principal and interest payments.
[2]	(1) Includes an aggregate of $2.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.(2) Includes an aggregate of $55.5 million of nonaccrual loans which are current in regards to contractual principal and interest payments.
[3]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.